Interim Consolidated Statement of Cash Flows	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Cash flows from operating activities
Profit/(loss) before tax	$ 261,561	$ 336,342	$ (316,643)	$ (8,690,598)	$ (11,053,571)	$ 2,404,561
Adjustments for:
Bad debts written off				473,515	602,264
Reversal of estimated credit losses						(55,741)
Provision for estimated credit losses				217,863	277,101	50,168
Depreciation of property and equipment	148,998	191,596	20,501	84,644	107,659	30,093
Amortisation of right-of-use assets	1,450,881	1,865,688	330,968	843,989	1,073,469	498,635
Fixed asset written off				162,188	206,287
Impairment loss on goodwill				8,136,844	10,349,252
Interest expense	109,267	140,506	97,619	160,349	203,948	176,238
Interest income	(4,566)	(5,872)	(54,344)
Operating cash flows before changes in working capital	1,966,141	2,528,260	78,101	1,388,794	1,766,409	3,103,954
Changes in working capital:
Inventories	121,493	156,228	(27,278)	(239,218)	(304,262)	22,571
Trade and other receivables	(982,083)	(1,262,862)	(3,016,831)	(6,830,279)	(8,687,432)	(415,080)
Trade and other payables	(2,255,204)	(2,899,972)	(527,110)	3,171,245	4,033,506	387,690
Cash (used in) operations	(1,149,653)	(1,478,346)	(3,493,118)	(2,509,458)	(3,191,779)	3,099,135
Income tax paid	(16,745)	(21,532)	(199,540)	(509,704)	(648,293)	(176,238)
Interest paid	(109,267)	(140,506)	(97,619)	(160,349)	(203,948)	(413,612)
Net cash (used in) operating activities	(1,275,665)	(1,640,384)	(3,790,277)	(3,179,511)	(4,044,020)	2,509,285
Cash flows from investing activities
Acquisition of property and equipment	(97,143)	(124,916)	(18,357)	(437,880)	(556,940)	(7,920)
Acquisition of subsidiary	(78)	(100)		(8,129,531)	(10,339,950)
Interest received	4,566	5,872	54,344
Cash (used in)/generated from investing activities	(92,655)	(119,144)	35,987	(8,567,411)	(10,896,890)	(7,920)
Cash flows from financing activities
Deferred offering costs	(273)	(351)	(301,388)	1,223,543	1,556,226	(1,588,024)
Decrease in amount due from a director						1,320,457
Increase/Decrease in amount due to related parties	(437,469)	(562,541)	(822,115)		138,915	1,311,390
Increase in amount due to related parties				109,218
Decrease in amount due from related parties	(1,062,684)	(1,366,505)	10,557,240
Decrease/Increase in amount due from third party	(272,183)	(350,000)
Decrease/(Increase) in amount due from related parties				8,300,370	10,557,240	(73)
Proceeds from borrowings	2,332,996	3,000,000	4,000,000	3,144,901	4,000,000
Payment of principal portion of lease liabilities	(1,342,187)	(1,725,919)	(330,541)	(1,039,075)	(1,321,600)	(566,039)
Write off of Right-of-use assets	203,524	261,713		144,033	183,195
Repayment of borrowings	(96,962)	(124,009)	(4,262,613)	(6,495,235)	(8,261,290)	(2,356,930)
Decrease in amount due to former director			420,384	(87,632)	(111,459)	111,459
Non controlling interest contributions	272,682	350,642		2,751	3,499
(Decrease) / Increase in share based payment reserve	116,650	150,000		(78,624)
Share issuance				7,668,358	9,753,384
Net cash (used in)/generated from in financing activities	(285,906)	(366,970)	9,260,967	12,971,232	16,498,110	(1,767,760)
Net increase in cash and cash equivalents	(1,654,226)	(2,126,498)	5,506,677	1,224,310	1,557,200	733,605
Cash and cash equivalents at beginning of financial period	2,393,636	3,044,466	1,951,053	1,533,967	1,951,053	1,217,448
Effects of currency translation on cash and cash equivalents	305,230	425,335	(12,111)	(364,641)	(463,787)
Cash and cash equivalents at end of financial year	$ 1,044,640	$ 1,343,303	$ 7,445,619	$ 2,393,636	$ 3,044,466	$ 1,951,053